Fixed Assets, net (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024	Oct. 31, 2023
Fixed Assets
Less: accumulated depreciation	$ (254,872)	$ (627,630)	$ (565,474)
Fixed Assets, net	35,685	66,963	112,481
Office equipment
Fixed Assets
Fixed Assets, gross	231,522	634,291	619,292
Software
Fixed Assets
Fixed Assets, gross	$ 59,035	$ 60,302	$ 58,663